American Beacon S&P 500 Index Fund
American Beacon Small Cap Index Fund
American Beacon International Equity Fund

Supplement dated October 15, 2013
to the
Prospectus dated April 30, 2013

The information below supplements the Prospectus dated April 30, 2013 and is in addition to any other supplement(s):

All references to sub-advisory, sub-advisor and sub-advisors are replaced with investment-advisory, investment-advisor and investment-advisors.

In the “Fund Management” section, sub-section “The Manager” on page 21, in the last sentence of the fourth paragraph, 0.10% is changed to 0.05%.

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